Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following is a brief description of the Simpson Manufacturing Co., Inc. 401(k) Profit Sharing Plan (the "Plan") and is provided for general informational purposes only. Participants should refer to the plan document, as amended, for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan that Simpson Manufacturing Co., Inc. and its United States subsidiaries (collectively, the "Company" or "Employer") established in 1956 and restated effective January 1, 2021, to provide benefits to eligible U.S. employees, as provided in the plan document. The Plan is subject to the provisions of the Department of Labor's Rules and Regulations for Reporting and Disclosure under the Employee Retirement Income Security Act of 1974 ("ERISA"). The Plan’s fiscal year (“Plan Year”) is the twelve-months ended December 31.

The Setting Every Community Up for Retirement Enhancement ("SECURE") Act was enacted in December 2019 and generally became effective January 1, 2020. The SECURE Act was designed to encourage investing for retirement by increasing the required minimum distribution age and making certain other changes to certain tax-qualified retirement plans. In December 2022, the Secure Act 2.0 ("SECURE 2.0") was passed, which built on the original SECURE Act's focus on expanding retirement plan coverage and participation. All required provisions of SECURE 2.0 have been implemented as of December 31, 2025. SECURE 2.0 includes both required and optional provisions, and the Company will determine the optional provisions to adopt.

Plan administration

The Company is the administrator of the Plan and, as such, carries out the duties imposed by ERISA. The Company has delegated certain responsibilities for the operation and administration of the Plan. Vanguard Fiduciary Trust Company serves as the ("Trustee") for the Plan and The Vanguard Group Inc. provided administrative and recordkeeping services on behalf of the Plan.

Eligibility

All Company employees, except non-resident aliens and employees with contractual exclusion from participation under the Plan, are eligible to participate in the Plan once they have reached the entry date. Furthermore, collectively bargained employees are also excluded from the plan with the exception of the Teamsters 671 division. The entry date for purposes of employee elective deferrals and employer safe-harbor contributions is upon commencement of employment. For purposes of employer discretionary contributions, employees enter the Plan on the first day of the Plan Year.

Contributions

Participants may elect to contribute through payroll deductions amounts up to 100% of their annual compensation, as defined by the Plan on a tax-deferred basis or a Roth after-tax basis, up to a maximum amount allowed by the Internal Revenue Code (the "IRC"). Maximum allowed deferral amounts were $23,500 for 2025. Employees over the age of 50 could also contribute an additional $7,500 to the Plan for 2025. Contributions withheld are invested in accordance with the participant's direction into various investment options offered by the Plan. Participants may also contribute qualified rollover contributions representing distributions from other qualified plans. Newly hired-eligible employees are automatically enrolled to defer 3% of their eligible compensation on a tax-deferred basis with an automatic 1% increase each year up to a maximum contribution of 6%, unless the participant makes a contrary election or opts out.

The Company provides a safe harbor non-elective contribution equal to 3% of the participant's quarterly eligible compensation, as defined by the Plan. The Company may also contribute to the Plan a discretionary amount, approved by its Board of Directors, limited to the maximum amount deductible for federal income tax purposes. The Company's discretionary contribution for employees not collectively bargained in the plan is allocated to the account of each participant who has completed at least 1,000 hours of service during the Plan Year and is employed on the first and last (unless the participant is retirement eligible at age 60) day of the year based upon a percentage of the participant's annual eligible compensation. The discretionary employer contribution for employees not collectively bargained in the plan amounted to 7% of eligible compensation for each participant for the year ended December 31, 2025. For employees collectively bargained under Teamsters 671, the employer contribution is based on the current collective bargaining agreement between Simpson Strong-Tie Co., Inc. and Truck Drivers, Chauffeurs, Warehousemen and Helpers Local No. 671 dated June 5, 2025 – December 15, 2029. The discretionary contribution for employees collectively bargained under Teamsters 671 was 0% of eligible compensation for each participant for the year ended December 31, 2025. The Company’s safe harbor non-elective contribution and discretionary contribution amounted to $7,678,954 and $15,990,282 for 2025, respectively, which are presented net of forfeitures in the accompanying statements.

Employer and participant contributions are invested in accordance with the participant's direction into various investment options offered by the Plan. If a participant fails to choose an investment option for the contributions to his or her Plan account, such funds are automatically invested in the default investment option until he or she selects a different investment option available under the Plan. The Plan's designated default investment option is the Vanguard Target Retirement Trust Fund that has a target retirement date closest to the year in which the applicable participant might retire, based on the participant's date of birth and assuming a retirement age of 65.

Participant accounts

Each participant's account is credited with the participant's contributions and allocations of (a) the Company's contributions and (b) Plan earnings and charged with an allocation of investment losses and administrative expenses not paid directly by the Company (net of investment related expenses). Allocations of investment earnings are based strictly on the participant's selection of investments and timing of purchase. Other allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Vesting

Participants are immediately vested in their voluntary contributions, including rollover contributions and the Company's safe harbor non-elective contribution, plus actual earnings thereon. Vesting in the Company's discretionary contributions plus actual earnings thereon, is based on years of continuous service, as defined by the Plan. Participants are 100% vested in the Company's discretionary contributions after 6 years of credited service.

The vesting schedule for the Company's discretionary contributions for employees not collectively bargained in the plan is as follows:

Years of Service	Percentage
Less than 1 year	0%
1	15%
2	30%
3	45%
4	60%
5	80%
6	100%

The vesting schedule for the Company’s discretionary contributions for employees collectively bargained under Teamsters 671 is 100% vested on contribution.

Forfeitures

As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $561,562 and $471,948, respectively. Forfeitures are allocated to the account of each eligible participant based upon a percentage of the participant's annual eligible compensation to total eligible compensation. Forfeitures are generally allocated to participants subsequent to year-end based upon compensation received in the same Plan Year in which the forfeiture occurred in accordance with the provisions of the Plan. During the year ended December 31, 2025, the Company allocated $471,948 to participant accounts.

Notes receivable from participants

Participants may borrow from their vested accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 less their highest outstanding notes receivable balance under the Plan during the previous 12 months or 50% of their vested account balance. The notes receivable are secured by the balance in the participant's account and bear interest at the prime rate plus 2% which is commensurate with prevailing rates. Interest rates are updated on the day following the change in the published prime rate. Principal and interest are paid to the Plan ratably through payroll deductions. The notes receivable are to be repaid over a period not to exceed five years, unless the loan qualifies as a home loan, for which the term of repayment may not be greater than 15 years. A home loan is a loan used to acquire a dwelling unit which, within a reasonable time, the participant will use as a principal residence. Outstanding notes receivable at December 31, 2025, carried interest rates ranging from 5.25% - 10.50% and are currently expected to mature through 2040.

Payment of benefits

Distributions and withdrawals are payable upon retirement or attainment of age 59 1/2, severance from employment, financial hardship, separation from employment while on qualified active military duty, disability or death. If a participant's account balance is equal to or less than $1,000 upon termination, the balance is distributed within 90 days of notification to that participant in a lump-sum cash payment unless a direct rollover into an individual retirement account ("IRA") or other qualified benefit plan is requested. If the account balance is over $1,000 upon termination, the participant can consent to either a distribution paid in the form of a lump-sum cash payment, a direct rollover into an IRA or other qualified plan or postpone payment to a later date and remain in the Plan as described in the plan documents. Participants with an immediate and heavy financial need may be eligible for a hardship withdrawal, subject to certain restrictions as described in the plan documents.

Significant plan amendments

On April 1, 2025, the Company amended the Plan to allow for automatic rollover provisions under Section 8.06 of the Plan apply to all involuntary Cash-Out Distributions (including those below $1,000).